UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    FORM 13F

                              FORM 13F Cover Page



        Report for the Calendar Year or Quarter Ended: December 31, 2011

Check here if Amendment:           |_|; Amendment Number:

This Amendment (Check only one):   |__| is a restatement
                                   |_| adds new holding entries.

Institutional Manager Filing this Report:

Name:     Jacobs Asset Management, L.L.C.

Address:  11 East 26th Street
          Suite 1900
          New York, NY 10010


13F File Number: 028-11647

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.


Person Signing this Report on Behalf of Reporting Manager:

Name:     Sy Jacobs
Title:    Managing Member
Phone:    (212) 271-5526


Signature, Place and Date of Signing:

/s/ Sy Jacobs                     New York, NY               February 14, 2012
-----------------           ------------------------      ----------------------
 [Signature]                   [City, State]                       [Date]

Report Type:  (Check only one):

[X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report).

[_] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting managers(s).)

[_] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)


List of Other Managers Reporting for this Manager:

None

                             Form 13F SUMMARY PAGE


Report Summary:


Number of Other Included Managers:       1

Form 13F Information Table Entry Total:  83

Form 13F Information Table Value Total: $ 494,047
                                        (thousands)


List of Other Included Managers:

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

No.      Form 13F File Number              Name

1.       028-11646                         JAM Partners, LP

                                                     FORM 13F INFORMATION TABLE
                                                         December 31, 2011
COLUMN 1                      COLUMN 2        COLUMN 3   COLUMN 4       COLUMN 5       COLUMN 6    COL 7           COLUMN 8

                              TITLE OF                   VALUE     SHS OR    SH/ PUT/  INVESTMENT  OTHR        VOTING AUTHORITY
NAME OF ISSUER                CLASS           CUSIP      (x$1000)  PRN AMT   PRN CALL  DISCRETION  MGRS    SOLE     SHARED     NONE
AMERIS BANCORP                COM             03076K108   2,913      283,400 SH         DEFINED     1        283,400
AMERIS BANCORP                COM             03076K108   2,406      234,094 SH           SOLE     NONE      234,094
AERCAP HOLDINGS NV            SHS             N00985106  15,524    1,375,000 SH         DEFINED     1      1,375,000
AERCAP HOLDINGS NV            SHS             N00985106   2,640      233,819 SH           SOLE     NONE      233,819
BANNER CORP                   COM NEW         06652V208   1,899      110,748 SH         DEFINED     1        110,748
BANNER CORP                   COM NEW         06652V208     749       43,652 SH           SOLE     NONE       43,652
BEACON FED BANCORP INC        COM             073582108   4,663      336,158 SH         DEFINED     1        336,158
BERKSHIRE HILLS BANCORP INC   COM             084680107   8,354      376,466 SH         DEFINED     1        376,466
BERKSHIRE HILLS BANCORP INC   COM             084680107   4,739      213,560 SH           SOLE     NONE      213,560
BRYN MAWR BK CORP             COM             117665109     326       16,733 SH         DEFINED     1         16,733
BRYN MAWR BK CORP             COM             117665109     163        8,367 SH           SOLE     NONE        8,367
BANK COMM HLDGS               COM             06424J103   2,076      619,810 SH         DEFINED     1        619,810
BANK COMM HLDGS               COM             06424J103   3,541    1,056,940 SH           SOLE     NONE    1,056,940
CATHAY GENERAL BANCORP        COM             149150104   6,390      427,975 SH         DEFINED     1        427,975
CAPE BANCORP INC              COM             139209100   6,882      876,658 SH         DEFINED     1        876,658
CAPE BANCORP INC              COM             139209100   2,531      322,447 SH           SOLE     NONE      322,447
CHARTER FINL CORP WEST PT GA  COM             16122M100   5,678      613,163 SH         DEFINED     1        613,163
CHARTER FINL CORP WEST PT GA  COM             16122M100   7,806      842,975 SH           SOLE     NONE      842,975
CENTER BANCORP INC            COM             151408101   4,885      500,000 SH         DEFINED     1        500,000
CENTURY BANCORP INC MASS      CL A NON VTG    156432106   6,024      213,299 SH         DEFINED     1        213,299
CITIZENS REPUBLIC BANCORP IN  COM NEW         174420307   6,555      575,000 SH         DEFINED     1        575,000
CASH AMER INTL INC            COM             14754D100  10,226      219,298 SH         DEFINED     1        219,298
FIRST CASH FINL SVCS INC      COM             31942D107   5,724      163,131 SH         DEFINED     1        163,131
FIRST FINL BANCORP OH         COM             320209109   7,072      425,000 SH         DEFINED     1        425,000
FIRST FINL BANCORP OH         COM             320209109  11,066      665,009 SH           SOLE     NONE      665,009
FNB CORP PA                   COM             302520101   7,352      650,000 SH         DEFINED     1        650,000
FNB CORP PA                   COM             302520101   6,748      596,611 SH           SOLE     NONE      596,611
FIRST NIAGARA FINL GP INC     COM             33582V108  12,274    1,422,251 SH         DEFINED     1      1,422,251
FIRST NIAGARA FINL GP INC     COM             33582V108   7,240      838,906 SH           SOLE     NONE      838,906
FIRST MERCHANTS CORP          COM             320817109     919      108,500 SH           SOLE     NONE      108,500
HOME BANCORP INC              COM             43689E107   3,626      233,918 SH         DEFINED     1        233,918
HOME BANCORP INC              COM             43689E107   3,531      227,779 SH           SOLE     NONE      227,779
HERITAGE FINL GROUP INC       COM             42726X102   3,038      257,450 SH         DEFINED     1        257,450
HERITAGE FINL GROUP INC       COM             42726X102   7,226      612,332 SH           SOLE     NONE      612,332
HF FINL CORP                  COM             404172108   4,899      454,893 SH         DEFINED     1        454,893
HF FINL CORP                  COM             404172108   1,891      175,554 SH           SOLE     NONE      175,554
HERITAGE FINL CORP WASH       COM             42722X106   2,763      220,000 SH         DEFINED     1        220,000
HOME BANCSHARES INC           COM             436893200     326       12,600 SH         DEFINED     1         12,600
HOME BANCSHARES INC           COM             436893200     163        6,300 SH           SOLE     NONE        6,300
JPMORGAN CHASE & CO           COM             46625H100  21,882      658,100 SH         DEFINED     1        658,100
JPMORGAN CHASE & CO           COM             46625H100   5,832      175,400 SH           SOLE     NONE      175,400
KBW INC                       COM             482423100   2,977      196,084 SH         DEFINED     1        196,084
KBW INC                       COM             482423100   1,335       87,916 SH           SOLE     NONE       87,916
KAISER FED FINL GROUP INC     COM             483056107   5,965      465,256 SH         DEFINED     1        465,256
LOEWS CORP                    COM             540424108  11,295      300,000 SH         DEFINED     1        300,000
LOUISANA BANCORP INC NEW      COM             54619P104   2,320      146,373 SH         DEFINED     1        146,373
LOUISANA BANCORP INC NEW      COM             54619P104   1,762      111,188 SH           SOLE     NONE      111,188
LAKE SHORE BANCORP INC        COM             510700107   2,578      269,955 SH         DEFINED     1        269,955
MAINSOURCE FINANCIAL GP INC   COM             56062Y102   2,019      228,598 SH           SOLE     NONE      228,598
MIDSOUTH BANCORP INC          COM             598039105   4,628      355,726 SH         DEFINED     1        355,726
MIDSOUTH BANCORP INC          COM             598039105   3,109      238,949 SH           SOLE     NONE      238,949
NORTHEAST CMNTY BANCORP INC   COM             664112109   3,107      553,849 SH         DEFINED     1        553,849
NORTH VALLEY BANCORP          COM NEW         66304M204   6,054      629,953 SH           SOLE     NONE      629,953
OCEANFIRST FINL CORP          COM             675234108   2,622      200,600 SH         DEFINED     1        200,600
OCEANFIRST FINL CORP          COM             675234108   1,845      141,200 SH           SOLE     NONE      141,200
OCWEN FINL CORP               COM NEW         675746309  18,278    1,262,300 SH         DEFINED     1      1,262,300
ORIENTAL FINL GROUP INC       COM             68618W100  20,587    1,700,000 SH         DEFINED     1      1,700,000
ORIENTAL FINL GROUP INC       COM             68618W100  15,401    1,271,740 SH           SOLE     NONE    1,271,740
OLD NATL BANCORP IND          COM             680033107  15,011    1,288,500 SH         DEFINED     1      1,288,500
OLD NATL BANCORP IND          COM             680033107  12,210    1,048,031 SH           SOLE     NONE    1,048,031
ONEIDA FINL CORP MD           COM             682479100   2,629      276,700 SH           SOLE     NONE      276,700
PENNYMAC MTG INVT TR          COM             70931T103  20,512    1,234,202 SH         DEFINED     1      1,234,202
PROVIDENT FINL HLDGS INC      COM             743868101   8,312      891,810 SH         DEFINED     1        891,810
PROVIDENT FINL HLDGS INC      COM             743868101   1,131      121,343 SH           SOLE     NONE      121,343
PLATINUM UNDERWRITER HLDGS L  COM             G7127P100   3,762      110,280 SH         DEFINED     1        110,280
RIVERVIEW BANCORP INC         COM             769397100   3,239    1,366,780 SH           SOLE     NONE    1,366,780
SOUTHERN MO BANCORP INC       COM             843380106   1,350       60,100 SH           SOLE     NONE       60,100
S & T BANCORP INC             COM             783859101   7,158      366,128 SH         DEFINED     1        366,128
S & T BANCORP INC             COM             783859101   6,508      332,892 SH           SOLE     NONE      332,892
STATE BK FINL CORP            COM             856190103   4,138      273,850 SH         DEFINED     1        273,850
STATE BK FINL CORP            COM             856190103   6,273      415,144 SH           SOLE     NONE      415,144
STERLING BANCORP              COM             859158107   5,027      581,788 SH         DEFINED     1        581,788
STERLING BANCORP              COM             859158107   2,789      322,853 SH           SOLE     NONE      322,853
TRUSTCO BK CORP N Y           COM             898349105   6,872    1,225,000 SH         DEFINED     1      1,225,000
TECHE HLDG CO                 COM             878330109   1,234       35,265 SH           SOLE     NONE       35,265
WESTAMERICA BANCORPORATION    COM             957090103   1,126       25,642 SH           SOLE     NONE       25,642
WASHINGTON BKG CO OAK HBR WA  COM             937303105   6,433      540,116 SH         DEFINED     1        540,116
WASHINGTON BKG CO OAK HBR WA  COM             937303105   9,474      795,453 SH           SOLE     NONE      795,453
WALKER & DUNLOP INC           COM             93148P102   3,955      314,900 SH         DEFINED     1        314,900
WELLS FARGO & CO NEW          COM             949746101   8,081      293,200 SH         DEFINED     1        293,200
WILLIS LEASE FINANCE CORP     COM             970646105   7,109      594,934 SH         DEFINED     1        594,934
WILLIS LEASE FINANCE CORP     COM             970646105   3,791      317,227 SH           SOLE     NONE      317,227
WHITE MTNS INS GROUP LTD      COM             G9618E107  19,499       43,000 SH         DEFINED     1         43,000


SK 01252 0001 1262438